UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, February 11, 2009
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  82,601

Goldman Capital Management Inc.
Form 13F-1208


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of    CUSIP	(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	4881	304500	SH		304500			304500
Advanced Photonix Inc-Cl A	COM	00754E107	241	360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	1271	265000	SH		265000			265000
American Safety Insurance Hold	COM	G02995101	6865	519700	SH		519700			519700
Cadiz Inc New			COM	12753207	4050	323727	SH		323727			323727
Columbia Laboratories Inc	COM	197779101	2286	4516295	SH		4516295			4516295
Digital Angel Corp		COM	25383A101	23	45500	SH		45500			45500
Dot Hill Sys Corp		COM	25848T109	3768	4710224	SH		4710224			4710224
Emrise Corp			COM	29246J101	38	24801	SH		24801			24801
Endocare Inc			COM	29264P203	313	773920	SH		773920			773920
Gametech International Inc	COM	36466D102	1298	895359	SH		895359			895359
Gp Strategies Corp		COM	36225V104	2253	500300	SH		500300			500300
Hi/Fn Inc			COM	428358105	451	191100	SH		191100			191100
Hypercom Corp			COM	44913M105	847	784500	SH		784500			784500
Imageware Systems Inc.		COM	452458108	195	1395000	SH		1395000			1395000
Imergent Inc			COM	45247Q100	4795	1155341	SH		1155341			1155341
Infosearch Media Inc		COM	45677V108	13	2557500	SH		2557500			2557500
Lifetime Brands Inc		COM	53222Q103	1852	523200	SH		523200			523200
Liquidmetal Technologies Inc	COM	53634X100	110	551000	SH		551000			551000
Mdc Partners Inc New Cl A Subo	COM	552697104	6172	2030200	SH		2030200			2030200
Medical Nutrition USA Inc	COM	58461X107	783	626363	SH		626363			626363
Mosys Inc			COM	619718109	6429	2585311	SH		2585311			2585311
Napco Security Systems Inc	COM	630402105	129	100000	SH		100000			100000
National Patent Development Co	COM	637132101	956	735600	SH		735600			735600
Nestor Inc New			COM	641074505	2	119100	SH		119100			119100
Nova Measuring Instruments Ltd	COM	M7516K103	524	903000	SH		903000			903000
Organic To Go Food Corp		COM	68618K106	8	50000	SH		50000			50000
Park City Group Inc New		COM	700215304	678	487819	SH		487819			487819
Penn Treaty American Corp New	COM	707874400	137	1825589	SH		1825589			1825589
Photomedex Inc			COM	719358103	2037	7276300	SH		7276300			7276300
Premd Inc			COM	74047Y105	5	308000	SH		308000			308000
Pure Bioscience			COM	746218106	1007	327000	SH		327000			327000
Remedent Inc			COM	75954T104	200	285000	SH		285000			285000
Rewards Network Inc		COM	761557107	694	268083	SH		268083			268083
Scolr Pharma Inc		COM	78402X107	724	1148800	SH		1148800			1148800
Star Scientific Inc Com		COM	85517P101	14781	3859400	SH		3859400			3859400
Tegal Corporation		COM	879008209	66	60000	SH		60000			60000
Thomas Group Inc		COM	884402108	288	563800	SH		563800			563800
Travel Centers of America Inc	COM	894174101	716	298400	SH		298400			298400
Trinity Biotech Plc New ADR	COM	896438306	2459	1536964	SH		1536964			1536964
Trintech Group Plc		COM	896682200	92	70530	SH		70530			70530
Ultimate Software Group Inc	COM	90385D107	292	20000	SH		20000			20000
Unigene Laboratories Inc	COM	904753100	770	1222000	SH		1222000			1222000
Universal Electronics Inc	COM	913483103	4306	265500	SH		265500			265500
Velocity Express Corp		COM	92257T608	16	110333	SH		110333			110333
Williams Controls Inc New	COM	969465608	313	43000	SH		43000			43000
World Fuel Services Corp	COM	981475106	2446	66100	SH		66100			66100
Zila Inc			COM	989513205	21	75282	SH		75282			75282


Total								82601